1940 Act
Rule 30b2-1

VIA EDGAR

March 13, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Variable Universal Life Account File No. 811-04721, CIK 0000796154 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2/24/2017
The Alger Portfolios	0000832566	3/01/2017
ALPS Variable Investment Trust	0001382990	3/03/2017
Anchor Series Trust	0000726735	3/09/2017
Calvert Variable Products, Inc.	0000743773	2/27/2017
Deutsche Investments VIT Funds	0001006373	2/28/2017
Federated Insurance Series	0000912577	2/23/2017
Franklin Templeton Variable Insurance Products Trust	0000837274	3/06/2017
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	3/06/2017
Lazard Retirement Series, Inc.	0001033669	3/09/2017
Lord Abbett Series Fund, Inc.	0000855396	2/23/2017
Neuberger Berman Advisers Management Trust - Class S	0000736913	3/01/2017
Oppenheimer Variable Account Funds - Service Shares	0000752737	2/27/2017
PIMCO Variable Insurance Trust - Advisor Class	0001047304	2/24/2017
Rydex Variable Trust	0001064046	3/10/2017
Sentinel Variable Products Trust	0001112513	3/07/2017
Variable Insurance Products Fund	0000356494	2/23/2017
Variable Insurance Products Fund II	0000831016	2/22/2017
Variable Insurance Products Fund III	0000927384	2/22/2017
Variable Insurance Products Fund V	0000823535	2/24/2017
Virtus Variable Insurance Trust	0000792359	3/10/2017
Wanger Advisors Trust	0000929521	3/02/2017

/s/Sam S. Felice

Sam S. Felice

State/SEC Compliance Coordinator

Phoenix Life Insurance Company